Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
April 30, 2024
T04-NPRT3-0624
1.9584808.110

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 27.1%
Diversified Banks – 20.6%
Bank of America Corp.	1,730,677	$ 64,052,356
Citigroup, Inc.	462,085	28,339,673
Comerica, Inc.	32,380	1,624,505
Fifth Third Bancorp	165,575	6,036,864
First Citizens BancShares, Inc. Class A	2,468	4,162,924
JPMorgan Chase & Co.	702,039	134,608,958
KeyCorp	229,572	3,326,498
PNC Financial Services Group, Inc.	97,023	14,869,745
U.S. Bancorp	377,970	15,356,921
Wells Fargo & Co.	882,378	52,342,663
		324,721,107
Regional Banks – 6.5%
1st Source Corp.	4,542	225,283
Amalgamated Financial Corp.	4,043	99,215
Amerant Bancorp, Inc.	6,514	141,093
Ameris Bancorp	15,485	735,228
Arrow Financial Corp.	1	14
Associated Banc-Corp.	38,655	814,461
Atlantic Union Bankshares Corp.	18,135	576,149
Axos Financial, Inc. (a)	13,404	678,376
Banc of California, Inc.	33,629	460,381
Bancfirst Corp.	4,984	444,423
Bancorp, Inc. (a)	12,805	383,382
Bank First Corp.	2,036	157,159
Bank of Hawaii Corp.	9,579	543,034
Bank OZK	27,511	1,228,366
BankUnited, Inc.	17,947	479,723
Banner Corp.	8,339	363,831
Bar Harbor Bankshares	4,002	100,370
Berkshire Hills Bancorp, Inc.	10,580	225,566
BOK Financial Corp.	7,103	630,249
Brookline Bancorp, Inc.	21,251	176,383
Business First Bancshares, Inc.	5,902	119,161
Byline Bancorp, Inc.	7,329	158,819
Cadence Bank	43,307	1,198,305
Cambridge Bancorp	1,950	119,672
Camden National Corp.	3,896	121,633
Capital City Bank Group, Inc.	3,777	100,166
Capitol Federal Financial, Inc.	30,749	146,673
Cathay General Bancorp	16,993	585,239
Central Pacific Financial Corp.	5,914	117,925
Citizens Financial Group, Inc.	114,112	3,892,360
City Holding Co.	3,499	353,469
Coastal Financial Corp. (a)	2,732	105,674
Columbia Banking System, Inc.	50,798	955,510
Columbia Financial, Inc. (a)	5,782	95,981
Commerce Bancshares, Inc.	29,602	1,618,637
Community Bank System, Inc.	12,351	533,810
Community Trust Bancorp, Inc.	4,219	177,240

	Shares	Value

ConnectOne Bancorp, Inc.	9,515	$ 170,414
CrossFirst Bankshares, Inc. (a)	10,461	126,369
Cullen/Frost Bankers, Inc.	14,529	1,515,956
Customers Bancorp, Inc. (a)	7,273	332,158
CVB Financial Corp.	33,364	545,168
Dime Community Bancshares, Inc.	8,745	159,159
Eagle Bancorp, Inc.	7,075	130,817
East West Bancorp, Inc.	34,288	2,554,113
Eastern Bankshares, Inc.	38,661	485,582
Enterprise Financial Services Corp.	9,349	355,356
Equity Bancshares, Inc. Class A	3,609	120,216
Farmers National Banc Corp.	10,921	129,195
FB Financial Corp.	8,759	321,017
First BanCorp	40,861	704,852
First Bancorp/Southern Pines NC	9,847	299,447
First Bancshares, Inc.	6,459	154,628
First Busey Corp.	14,314	319,775
First Commonwealth Financial Corp.	25,003	329,790
First Community Bankshares, Inc.	4,080	135,374
First Financial Bancorp	23,355	516,379
First Financial Bankshares, Inc.	32,346	956,148
First Financial Corp.	3,154	114,837
First Hawaiian, Inc.	31,259	659,252
First Horizon Corp.	135,312	2,018,855
First Interstate Bancsystem, Inc. Class A	22,921	611,991
First Merchants Corp.	15,154	506,447
First Mid Bancshares, Inc.	5,235	162,076
Five Star Bancorp	3,752	81,118
Flushing Financial Corp.	6,222	68,566
FNB Corp.	91,383	1,219,049
Fulton Financial Corp.	39,571	654,900
German American Bancorp, Inc.	7,258	230,296
Glacier Bancorp, Inc.	26,462	957,395
Great Southern Bancorp, Inc.	2,476	127,266
Greene County Bancorp, Inc.	1,963	57,751
Hancock Whitney Corp.	20,677	938,529
Hanmi Financial Corp.	5,332	81,580
Harborone Bancorp, Inc.	8,439	85,487
HBT Financial, Inc.	3,586	66,180
Heartland Financial USA, Inc.	9,437	397,392
Heritage Commerce Corp.	16,818	133,535
Heritage Financial Corp.	8,887	157,655
Hilltop Holdings, Inc.	11,845	346,585
Hingham Institution For Savings The	254	42,901
Home BancShares, Inc.	47,130	1,116,038
Hope Bancorp, Inc.	29,902	299,618
Horizon Bancorp, Inc.	11,343	130,218
Huntington Bancshares, Inc.	359,453	4,841,832
Independent Bank Corp.	10,336	519,281
Independent Bank Corp.	6,181	153,351

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Group, Inc.	8,753	$ 325,962
International Bancshares Corp.	14,182	789,228
Kearny Financial Corp.	14,356	77,522
Lakeland Bancorp, Inc.	15,595	190,103
Lakeland Financial Corp.	6,094	358,144
Live Oak Bancshares, Inc.	7,828	253,001
M&T Bank Corp.	40,314	5,820,938
Mercantile Bank Corp.	4,575	165,066
Metrocity Bankshares, Inc.	5,153	118,416
Metropolitan Bank Holding Corp. (a)	2,311	91,747
Mid Penn Bancorp, Inc.	3,609	73,010
Midland States Bancorp, Inc.	7,481	163,834
MidWestOne Financial Group, Inc.	4,105	82,798
National Bank Holdings Corp. Class A	7,042	230,485
NBT Bancorp, Inc.	10,587	370,651
New York Community Bancorp, Inc.	173,078	458,657
Nicolet Bankshares, Inc.	3,017	230,891
Northfield Bancorp, Inc.	10,315	86,027
Northwest Bancshares, Inc.	31,074	329,384
OceanFirst Financial Corp.	14,404	212,603
OFG Bancorp	10,961	395,802
Old National Bancorp	76,571	1,266,484
Old Second Bancorp, Inc.	10,815	148,166
Origin Bancorp, Inc.	6,829	202,821
Pacific Premier Bancorp, Inc.	22,634	486,631
Park National Corp.	3,884	511,562
Pathward Financial, Inc.	6,297	317,180
Peapack-Gladstone Financial Corp.	3,385	75,756
Peoples Bancorp, Inc.	8,822	256,191
Pinnacle Financial Partners, Inc.	18,481	1,417,493
Popular, Inc.	18,249	1,550,983
Preferred Bank	2,071	156,754
Premier Financial Corp.	9,391	181,998
Prosperity Bancshares, Inc.	22,620	1,401,761
Provident Financial Services, Inc.	18,218	267,440
QCR Holdings, Inc.	4,327	237,812
Regions Financial Corp.	227,915	4,391,922
Renasant Corp.	13,653	396,756
Republic Bancorp, Inc. Class A	2,448	124,163
S&T Bancorp, Inc.	9,434	284,435
Sandy Spring Bancorp, Inc.	11,098	226,954
Seacoast Banking Corp. of Florida	19,311	445,505
ServisFirst Bancshares, Inc.	12,491	736,469
Simmons First National Corp. Class A	30,395	519,451
SmartFinancial, Inc.	3,108	63,869
South Plains Financial, Inc.	3,142	81,441
Southern Missouri Bancorp, Inc.	2,131	85,453

		Shares	Value

Southside Bancshares, Inc.		7,288	$ 194,298
SouthState Corp.		18,403	1,393,107
Stellar Bancorp, Inc.		10,135	224,997
Stock Yards Bancorp, Inc.		6,224	277,279
Synovus Financial Corp.		36,076	1,291,160
Texas Capital Bancshares, Inc. (a)		11,343	651,088
TFS Financial Corp.		14,050	168,741
Tompkins Financial Corp.		2,565	112,809
Towne Bank		17,637	456,269
Trico Bancshares		7,147	248,501
Triumph Financial, Inc. (a)		5,124	360,525
Truist Financial Corp.		323,842	12,160,267
TrustCo Bank Corp.		4,098	109,089
Trustmark Corp.		13,852	410,019
UMB Financial Corp.		11,222	893,945
United Bankshares, Inc.		32,971	1,070,239
United Community Banks, Inc.		28,145	710,098
Univest Financial Corp.		8,673	181,006
Valley National Bancorp		105,169	737,235
Veritex Holdings, Inc.		12,848	250,279
WaFd, Inc.		16,941	458,932
Washington Trust Bancorp, Inc.		4,411	112,304
Webster Financial Corp.		42,156	1,847,697
WesBanco, Inc.		14,691	396,657
Westamerica BanCorp		6,264	291,589
Western Alliance Bancorp		25,320	1,438,936
Wintrust Financial Corp.		15,453	1,493,378
WSFS Financial Corp.		14,639	625,524
Zions Bancorp NA		36,321	1,481,170
			102,711,711
TOTAL BANKS	427,432,818
CAPITAL MARKETS – 22.5%
Asset Management & Custody Banks – 7.5%
Affiliated Managers Group, Inc.		8,287	1,293,601
Alti Global, Inc. (a)		6,567	30,208
Ameriprise Financial, Inc.		24,550	10,109,444
Ares Management Corp. Class A		40,548	5,396,533
Artisan Partners Asset Management, Inc. Class A		16,591	679,070
Assetmark Financial Holdings, Inc. (a)		5,826	196,977
Bank of New York Mellon Corp.		184,916	10,445,905
BlackRock, Inc.		36,066	27,216,846
Blackstone, Inc.		172,413	20,105,080
Blue Owl Capital, Inc.		100,674	1,901,732
Brightsphere Investment Group, Inc.		7,706	171,381
Carlyle Group, Inc.		52,486	2,351,373
Cohen & Steers, Inc.		6,317	434,483
Diamond Hill Investment Group, Inc.		674	100,574
Federated Hermes, Inc.		19,751	648,820
Franklin Resources, Inc.		72,598	1,658,138
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Hamilton Lane, Inc. Class A	8,407	$ 939,230
Invesco Ltd.	82,230	1,165,199
Janus Henderson Group PLC	33,030	1,031,197
KKR & Co., Inc.	139,796	13,010,814
Northern Trust Corp.	50,204	4,136,308
P10, Inc. Class A	10,577	75,097
SEI Investments Co.	27,120	1,788,564
State Street Corp.	74,936	5,432,111
StepStone Group, Inc. Class A	12,583	453,869
T Rowe Price Group, Inc.	54,037	5,920,834
TPG, Inc.	19,251	829,718
Victory Capital Holdings, Inc. Class A	9,420	479,101
Virtus Investment Partners, Inc.	1,808	396,531
WisdomTree, Inc.	26,443	235,343
		118,634,081
Diversified Capital Markets – 0.0%
Forge Global Holdings, Inc. (a)	26,804	49,051
Financial Exchanges & Data – 7.7%
Cboe Global Markets, Inc.	25,535	4,625,665
CME Group, Inc.	87,226	18,286,059
Coinbase Global, Inc. Class A (a)	42,135	8,592,591
Donnelley Financial Solutions, Inc. (a)	6,576	412,841
FactSet Research Systems, Inc.	9,211	3,839,974
Intercontinental Exchange, Inc.	138,879	17,882,060
MarketAxess Holdings, Inc.	9,071	1,815,016
Moody's Corp.	39,892	14,773,204
Morningstar, Inc.	6,241	1,764,019
MSCI, Inc.	19,153	8,921,276
Nasdaq, Inc.	83,649	5,006,393
Open Lending Corp. Class A (a)	18,909	96,436
S&P Global, Inc.	78,625	32,694,634
Tradeweb Markets, Inc. Class A	26,426	2,687,788
		121,397,956
Investment Banking & Brokerage – 7.3%
B Riley Financial, Inc.	3,965	136,396
BGC Group, Inc. Class A	87,922	688,429
Charles Schwab Corp.	365,386	27,020,295
Evercore, Inc. Class A	8,681	1,575,601
Freedom Holding Corp. (a)	4,282	291,219
Goldman Sachs Group, Inc.	79,166	33,780,924
Houlihan Lokey, Inc.	12,416	1,582,916
Interactive Brokers Group, Inc. Class A	24,839	2,859,466
Jefferies Financial Group, Inc.	42,215	1,817,778
LPL Financial Holdings, Inc.	18,269	4,916,736
Moelis & Co. Class A	15,775	774,237
Morgan Stanley	298,545	27,119,828
Perella Weinberg Partners	13,033	194,452

		Shares	Value

Piper Sandler Cos.		4,269	$ 835,827
PJT Partners, Inc. Class A		5,535	523,002
Raymond James Financial, Inc.		48,771	5,950,062
Robinhood Markets, Inc. Class A (a)		99,184	1,635,544
Stifel Financial Corp.		25,064	2,003,115
StoneX Group, Inc. (a)		6,912	501,811
Virtu Financial, Inc. Class A		21,508	466,724
			114,674,362
TOTAL CAPITAL MARKETS	354,755,450
CONSUMER FINANCE – 4.5%
Consumer Finance – 4.5%
Ally Financial, Inc.		66,098	2,534,858
American Express Co.		141,450	33,103,544
Atlanticus Holdings Corp. (a)		1,603	42,399
Bread Financial Holdings, Inc.		3,086	113,904
Capital One Financial Corp.		92,505	13,267,992
Credit Acceptance Corp. (a)		1,674	859,967
Discover Financial Services		60,756	7,699,608
Encore Capital Group, Inc. (a)		5,413	222,420
Enova International, Inc. (a)		6,985	422,802
Ezcorp, Inc. Class A (a)		12,439	136,580
FirstCash Holdings, Inc.		9,427	1,065,063
Green Dot Corp. Class A (a)		11,604	101,535
LendingClub Corp. (a)		26,970	202,814
Navient Corp.		22,793	342,351
Nelnet, Inc. Class A		3,972	374,083
NerdWallet, Inc. Class A (a)		8,392	105,488
OneMain Holdings, Inc.		29,048	1,513,691
PRA Group, Inc. (a)		9,014	214,443
PROG Holdings, Inc.		11,305	375,778
SLM Corp.		49,887	1,057,106
SoFi Technologies, Inc. (a)		220,726	1,496,522
Synchrony Financial		101,350	4,457,373
Upstart Holdings, Inc. (a)		17,661	390,838
World Acceptance Corp. (a)		829	114,046
TOTAL CONSUMER FINANCE	70,215,205
FINANCIAL SERVICES – 27.6%
Commercial & Residential Mortgage Finance – 0.6%
Enact Holdings, Inc.		9,467	281,454
Essent Group Ltd.		26,328	1,394,594
Federal Agricultural Mortgage Corp. Class C		2,448	455,646
Merchants Bancorp		4,365	176,041
MGIC Investment Corp.		68,650	1,392,222
Mr Cooper Group, Inc. (a)		16,755	1,293,486
NMI Holdings, Inc. Class A (a)		19,091	589,148
PennyMac Financial Services, Inc.		10,582	906,243
Radian Group, Inc.		36,936	1,103,278
Rocket Cos., Inc. Class A (a)		29,036	356,562
UWM Holdings Corp.		23,597	148,661

Quarterly Report	4

Common Stocks – continued
		Shares	Value
FINANCIAL SERVICES – continued
Commercial & Residential Mortgage Finance – continued
Walker & Dunlop, Inc.		7,988	$ 731,940
			8,829,275
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.		96,707	10,481,105
Equitable Holdings, Inc.		82,197	3,033,891
Jackson Financial, Inc. Class A		17,006	1,161,850
Voya Financial, Inc.		25,786	1,757,574
			16,434,420
Multi-Sector Holdings – 8.1%
Berkshire Hathaway, Inc. Class B (a)		318,198	126,238,693
Cannae Holdings, Inc. (a)		14,992	291,594
Compass Diversified Holdings		16,478	362,022
			126,892,309
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.		4,761	190,773
Transaction & Payment Processing Services – 17.9%
Affirm Holdings, Inc. (a)		53,104	1,692,956
AvidXchange Holdings, Inc. (a)		40,265	469,490
Block, Inc. (a)		134,136	9,791,928
Cantaloupe, Inc. (a)		15,167	87,817
Cass Information Systems, Inc.		4,078	176,129
Corpay, Inc. (a)		17,699	5,347,576
Euronet Worldwide, Inc. (a)		10,847	1,113,770
EVERTEC, Inc.		15,798	592,899
Fidelity National Information Services, Inc.		144,357	9,804,727
Fiserv, Inc. (a)		146,415	22,353,178
Flywire Corp. (a)		26,335	539,867
Global Payments, Inc.		63,386	7,781,899
I3 Verticals, Inc. Class A (a)		6,635	150,681
International Money Express, Inc. (a)		8,374	169,406
Jack Henry & Associates, Inc.		17,823	2,899,624
Marqeta, Inc. Class A (a)		97,115	538,988
Mastercard, Inc. Class A		203,214	91,690,157
NCR Atleos Corp. (a)		17,630	351,366
Paymentus Holdings, Inc. Class A (a)		4,070	83,069
Payoneer Global, Inc. (a)		67,190	331,919
PayPal Holdings, Inc. (a)		248,245	16,860,800
Remitly Global, Inc. (a)		33,997	606,167
Repay Holdings Corp. (a)		19,999	203,390
Shift4 Payments, Inc. Class A (a)		12,604	729,267
Toast, Inc. Class A (a)		82,367	1,946,332
Visa, Inc. Class A		384,225	103,206,677
Western Union Co.		59,846	804,330
WEX, Inc. (a)		10,368	2,190,344
			282,514,753
TOTAL FINANCIAL SERVICES	434,861,530

	Shares	Value
INSURANCE – 17.2%
Insurance Brokers – 4.0%
Aon PLC Class A	48,496	$ 13,676,357
Arthur J Gallagher & Co.	52,284	12,270,532
Brown & Brown, Inc.	58,524	4,772,047
BRP Group, Inc. Class A (a)	14,884	396,510
Crawford & Co.	5,655	52,478
Goosehead Insurance, Inc. Class A (a)	5,399	307,257
Hagerty, Inc. Class A (a)	5,725	51,239
Marsh & McLennan Cos., Inc.	119,637	23,859,207
Ryan Specialty Holdings, Inc.	24,006	1,184,456
Willis Towers Watson PLC	25,014	6,282,016
		62,852,099
Life & Health Insurance – 3.0%
Aflac, Inc.	136,137	11,387,860
American Equity Investment Life Holding Co.	17,353	973,677
Brighthouse Financial, Inc. (a)	17,664	852,288
CNO Financial Group, Inc.	27,849	733,264
F&G Annuities & Life, Inc.	4,203	158,958
Genworth Financial, Inc. Class A (a)	108,982	646,263
Globe Life, Inc.	23,263	1,771,943
Lincoln National Corp.	40,682	1,109,398
MetLife, Inc.	154,337	10,970,274
National Western Life Group, Inc. Class A	594	290,359
Oscar Health, Inc. Class A (a)	33,086	574,704
Primerica, Inc.	9,035	1,914,155
Principal Financial Group, Inc.	57,910	4,582,997
Prudential Financial, Inc.	88,652	9,794,273
Unum Group	39,654	2,010,458
		47,770,871
Multi-line Insurance – 1.0%
American International Group, Inc.	171,393	12,907,607
Assurant, Inc.	12,771	2,227,262
Horace Mann Educators Corp.	10,194	375,751
		15,510,620
Property & Casualty Insurance – 8.5%
Allstate Corp.	63,834	10,855,610
Ambac Financial Group, Inc. (a)	11,936	172,475
American Financial Group, Inc.	17,663	2,256,448
AMERISAFE, Inc.	4,267	194,575
Arch Capital Group Ltd. (a)	90,550	8,470,047
Assured Guaranty Ltd.	14,015	1,074,950
Axis Capital Holdings Ltd.	21,912	1,343,863
Chubb Ltd.	99,013	24,618,592
Cincinnati Financial Corp.	38,144	4,412,879
Donegal Group, Inc. Class A	5,686	76,420
Employers Holdings, Inc.	6,039	257,201
Erie Indemnity Co. Class A	6,172	2,361,778
Fidelity National Financial, Inc.	62,080	3,072,960
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
First American Financial Corp.		24,980	$ 1,338,179
Hamilton Insurance Group Ltd. Class B (a)		4,179	56,751
Hanover Insurance Group, Inc.		8,781	1,139,949
Hartford Financial Services Group, Inc.		74,252	7,194,276
HCI Group, Inc.		1,894	216,257
James River Group Holdings Ltd.		8,916	79,263
Kemper Corp.		15,493	903,397
Kinsale Capital Group, Inc.		5,327	1,935,033
Lemonade, Inc. (a)		12,590	216,926
Loews Corp.		47,726	3,586,609
Markel Group, Inc. (a)		3,205	4,674,172
Mercury General Corp.		7,270	379,930
Old Republic International Corp.		66,550	1,987,183
Palomar Holdings, Inc. (a)		5,931	466,592
ProAssurance Corp. (a)		11,714	156,499
Progressive Corp.		142,136	29,599,822
RLI Corp.		9,799	1,385,089
Safety Insurance Group, Inc.		3,709	295,125
Selective Insurance Group, Inc.		14,583	1,482,362
Skyward Specialty Insurance Group, Inc. (a)		7,609	265,706
Stewart Information Services Corp.		6,632	411,250
Tiptree, Inc.		5,691	90,658
Travelers Cos., Inc.		55,824	11,843,620
Trupanion, Inc. (a)		8,125	182,812
United Fire Group, Inc.		5,289	116,834
Universal Insurance Holdings, Inc.		6,226	121,532
W R Berkley Corp.		50,196	3,863,586
White Mountains Insurance Group Ltd.		628	1,116,672
			134,273,882
Reinsurance – 0.7%
Enstar Group Ltd. (a)		2,940	853,688
Everest Group Ltd.		10,580	3,876,618
Reinsurance Group of America, Inc.		16,427	3,071,685
RenaissanceRe Holdings Ltd.		12,469	2,733,828
SiriusPoint Ltd. (a)		25,543	300,896
			10,836,715
TOTAL INSURANCE	271,244,187
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.8%
Mortgage REITs – 0.8%
AGNC Investment Corp.		161,381	1,476,636
Annaly Capital Management, Inc.		121,207	2,271,419
Apollo Commercial Real Estate Finance, Inc.		34,619	333,381
Arbor Realty Trust, Inc.		42,371	543,620

		Shares	Value

Ares Commercial Real Estate Corp.		13,070	$ 88,745
ARMOUR Residential REIT, Inc.		11,527	209,446
Blackstone Mortgage Trust, Inc. Class A		39,852	702,989
BrightSpire Capital, Inc.		32,466	204,211
Chimera Investment Corp.		51,780	213,334
Claros Mortgage Trust, Inc.		25,614	222,842
Dynex Capital, Inc.		13,481	157,323
Ellington Financial, Inc.		16,279	186,232
Franklin BSP Realty Trust, Inc.		21,023	262,577
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		27,223	680,847
Invesco Mortgage Capital, Inc.		11,536	98,633
KKR Real Estate Finance Trust, Inc.		14,541	136,831
Ladder Capital Corp.		29,797	319,722
MFA Financial, Inc.		25,717	272,343
New York Mortgage Trust, Inc.		20,814	142,576
PennyMac Mortgage Investment Trust		22,608	313,121
Ready Capital Corp.		41,326	352,097
Redwood Trust, Inc.		28,671	158,551
Rithm Capital Corp.		127,295	1,415,520
Starwood Property Trust, Inc.		76,833	1,457,522
TPG RE Finance Trust, Inc.		14,542	106,593
Two Harbors Investment Corp.		22,632	285,842
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	12,612,953
TOTAL COMMON STOCKS (Cost $1,278,504,286)			1,571,122,143
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.24% (b) (Cost $3,129,000)		3,129,000	3,129,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,281,633,286)	1,574,251,143
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,175,834
NET ASSETS – 100.0%	$1,575,426,977

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $167,500 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	6

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	27	June 2024	3,378,375	$ (94,061)	$ (94,061)
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2024	496,400	(25,154)	(25,154)
Total Equity Index Contracts					$ (119,215)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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9	Quarterly Report